UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road

Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road

Havertown, PA 19083

(Name and address of agent for service)

215-882-9983

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2023

Date of reporting period: May 31, 2023

Item 1. Reports to Stockholders.

AOT Growth and Innovation ETF

Annual Report

May 31, 2023

AOT GROWTH AND INNOVATION ETF

AOT GROWTH AND INNOVATION ETF

LETTER TO SHAREHOLDERS

May 31, 2023

Dear AOT Growth and Innovation ETF Shareholders,

Thank you for your investment in the AOT Growth and Innovation ETF (“AOTG” or the “Fund”). The information presented in this letter relates to the operations of the Fund for its fiscal period beginning on its inception on June 29, 2022, through May 31, 2023 (“FY 2023”), as well as AOTG’s first full trading year, July 1, 2022 through June 30, 2023.

For AOTG’s first full trading year, Q3 2022- Q2 2023, AOTG was up 18.11% at its market price and up 18.00% at net asset value (“NAV”). Over the period, AOTG outperformed the Solactive GBS United States 1000 NTR Index (which tracks the performance of the 1000 largest companies in the US Stock market), which was up 10.14%. The S&P 500 Index (an unmanaged index of 500 common stocks primarily traded on the New York Stock Exchange, weighted by market capitalization) returned 11.15% over the period.

Last year, I set out to provide a first-in-class Growth and Innovation ETF. I felt comparable growth funds in existence focused either too much on unprofitable companies or too much on Mega-Tech, while not placing enough emphasis on low marginal cost. AOT Invest, LLC, the Sub-Adviser to the Fund, remains steadfast in commitment to selecting low marginal cost companies that are growing their revenues and profitability. High profits, high revenue growth, and high innovation are the core three tenets of successful low marginal cost companies.

There have been many market developments over the past year, most notably the Artificial Intelligence (AI) breakthroughs. We believe AOTG is well positioned to benefit from new AI Innovation, and AOTG’s largest holdings are among those most notable companies driving new AI innovation, including Nvidia, AMD, TSMC, Google, and Microsoft. These companies are driving new developments all while maintaining strong profitability, allowing them to simultaneously execute share buybacks and/or issue dividends. AOT Invest largely focuses on profitable and growing companies and seeks to avoid short term hype in companies with unproven products and inconsistent revenues.

The best and worst securities listed below are based on their contribution to the Fund’s return over FY 2023, taking into consideration the weighting of each security.

The best performing security in the Fund’s portfolio during FY 2023 was Nvidia Corp., which returned 143.60%. The second-best performing security was Remitly Global, Inc., which returned 130.11%. The third best performing security for the period was Netflix, Inc., which returned 121.59%.

The worst performing security in the Fund’s portfolio during FY 2023 was Silvergate Capital Corp. – Class A, which returned -97.25%. The second worst performing security was dLocal Ltd., which returned -56.34%. The third worst performing security was CS Disco, Inc., which returned -55.42%.

For FY 2023 (June 29, 2022 - May 31, 2023), AOTG was up 18.11% at its market price and up 18.00% at net asset value (“NAV”). Over the period, AOTG outperformed the Solactive GBS United States 1000 NTR Index (which tracks the performance of the 1000 largest companies in the US Stock market), which was up 10.14%.

We appreciate your continued investment in the Fund.

Sincerely,

John Tinsman

Founder and Portfolio Manager

AOT Invest, LLC

AOT GROWTH AND INNOVATION ETF

LETTER TO SHAREHOLDERS (CONTINUED)

May 31, 2023

More about AOTG

AOT Invest selects innovative companies which seek to significantly grow their revenues and earnings. AOT also believes companies whose products or services have low marginal cost attributes will be able to achieve above average growth and profit margins in the future. AOT targets industries projected to grow significantly over the next 5 to 10 years. Within those industries, AOT seeks to invest in innovative market leaders who are growing their revenues or earnings and whose products or services could be described as having low marginal cost qualities. Marginal Cost is defined as the cost added by producing one additional unit of a product or service. By having a low marginal cost, a firm may be able to sell its product or service at a much higher price than the cost it took to produce the additional product or service, achieving a significant profit on new sales. Thorough fundamental analysis is made to weigh valuation metrics with growth of each company so that the greatest investment opportunities in AOT’s opinion are selected. Thus, AOT selects innovative companies well positioned in expanding industries, that are both reasonably valued and have low marginal cost qualities. AOT expects that such companies will not only significantly increase their revenues, but that their earnings will increase at an even greater rate than revenue. Over time, AOT believes this revenue and earnings growth will ultimately lead to above average share price appreciation for these companies and the AOT Growth and Innovation ETF.

The Fund is an actively managed exchange-traded fund (ETF) that invests in U.S. listed equity securities that have high growth potential based on a low marginal cost business model. AOT Invest LLC (the “Sub-Adviser”) is responsible for security investment recommendations. The Sub-Adviser acts as a non-discretionary sub-adviser and provides its investment recommendations to Empowered Funds, LLC dba EA Advisers (the “Adviser”). In turn, the Adviser makes the corresponding trades. The Sub-Adviser invests substantially all of the Fund’s assets in equity securities of companies that the Sub-Adviser believes are capable of future growth due to low marginal cost business models. The Sub-Adviser considers a company to have a low marginal cost business model if the company can deliver a greater amount of its goods or services without materially increasing the company’s costs. Such cost structures, in the Sub-Adviser’s view, yield greater profits, which can then be used to accelerate growth in existing markets and exploit growth in new markets. For example, a software company that sells its software to customers through the internet would have low incremental cost for each unit sold, which yields higher profits, which can then be used to expand sales.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted.

Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. ETF shares may only be redeemed at NAV by authorized participants in large creation units. There can be no guarantee that an active trading market for shares will exist. The trading of shares may incur brokerage commissions.

Any offering must be preceded or accompanied by a prospectus.

Investments involve risk and principal loss is possible. There can be no assurance that the Fund will achieve its investment objective. The Fund is subject to the following principal risks, among others:

The Fund is actively-managed and is subject to the risk that the strategy may not produce the intended results. The Fund is new and has a limited operating history to evaluate.

AOT GROWTH AND INNOVATION ETF

LETTER TO SHAREHOLDERS (CONTINUED)

May 31, 2023

The Fund will invest in growth-oriented common stock which may involve greater price swings and be particularly sensitive to market conditions. Investments made in small to mid-capitalization companies are subject to greater risks than large company stocks due to limited resources and inventory as well as more sensitivity to adverse conditions. The Fund may also invest in other investment companies. Shareholders of the Fund bear their proportionate share of the other investment company fees and expenses in addition to the Fund’s own expenses.

Stock selection is based on fundamental research and analysis which will have an impact on the Fund’s performance. Fund holdings may include exposure to the technology sector which can be vulnerable to the potential obsolescence of products and services due to technological advances and global competition. The Fund’s concentration in the securities of a particular issuer, country, industry, sector or asset class may cause it to be more susceptible to greater fluctuations in share price and volatility due to adverse events that affect the Fund’s investments.

Please refer to the prospectus for additional risk information.

Fund holdings are subject to change. For a complete list of fund holdings, please see the schedule of investments below.

The Fund is distributed by Quasar Distributors, LLC. The Fund’s investment adviser is Empowered Funds, LLC dba EA Advisers. The Fund’s investment sub-adviser is AOT Invest, LLC.

AOT Growth and Innovation ETF

Growth of $10,000 (Unaudited)

Value as of May 31, 2023
AOT Growth and Innovation ETF - NAV $11,800
AOT Growth and Innovation ETF - MKT $11,811
S&P 500 TR $11,115
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
Jun-29-22
Jun-30-22
Jul-31-22
Aug-31-22
Sep-30-22
Oct-31-22
Nov-30-22
Dec-31-22
Jan-31-23
Feb-28-23
Mar-31-23
Apr-30-23
May-31-23
AOT Growth and Innovation ETF - NAV
AOT Growth and Innovation ETF - MKT
S&P 500 TR

Average Annual Return*
Since Inception (June 29, 2022)
AOT Growth and Innovation ETF - NAV	18.00%
AOT Growth and Innovation ETF - MKT	18.11%
S&P 500 TR	11.15%

See “Index Overview” section for a description of the Index.

*	This chart assumes an initial gross investment of $10,000 made on June 29, 2022. Returns shown include the dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

AOT GROWTH AND INNOVATION ETF

Tabular Presentation of Schedule of Investments

As of May 31, 2023 (Unaudited)

Sector[1]	% Net Assets
Information Technology	51.0%[2]
Financials	17.8%
Communication Services	15.2%
Consumer Discretionary	10.6%
Industrials	3.1%
Health Care	1.7%
Real Estate	0.4%
Other[3]	0.2%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

2.	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.

3.	Cash, cash equivalents, short-term investments and other assets less liabilities.

AOT GROWTH AND INNOVATION ETF

INDEX OVERVIEW

May 31, 2023 (Unaudited)

S&P 500 Index

The S&P 500 Index is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the United States.

AOT Growth and Innovation ETF
Schedule of Investments
May 31, 2023

Shares		Value
COMMON STOCKS - 99.8%
Advertising - 4.8%
39,085	Magnite, Inc. (a)	$464,330
16,750	PubMatic, Inc. - Class A (a)	293,963
5,774	Trade Desk, Inc. - Class A (a)	404,642
		1,162,935
Application Software - 12.6%
780	Adobe, Inc. (a)	325,876
211	Atlassian Corp. - Class A (a)	38,147
572	Autodesk, Inc. (a)	114,051
1,547	BILL Holdings, Inc. (a)	160,238
8,993	CS Disco, Inc. (a)	74,372
2,713	Datadog, Inc. - Class A (a)	257,491
4,321	DocuSign, Inc. (a)	243,704
461	HubSpot, Inc. (a)	238,793
7,112	Palantir Technologies, Inc. - Class A (a)	104,618
3,648	Salesforce, Inc. (a)	814,890
1,149	Tyler Technologies, Inc. (a)	456,107
1,537	Unity Software, Inc. (a)	45,680
2,440	Zoom Video Communications, Inc. - Class A (a)	163,797
		3,037,764
Automobile Manufacturers - 2.1%
2,475	Tesla, Inc. (a)	504,727

Broadline Retail - 8.5%
8,221	Amazon.com, Inc. (a)	991,288
6,370	Etsy, Inc. (a)	516,288
437	MercadoLibre, Inc. (a)	541,443
		2,049,019
Consumer Finance - 1.9%
48,017	LendingClub Corp. (a)	393,739
2,696	Upstart Holdings, Inc. (a)	73,439
		467,178
Diversified Banks - 2.8%
99,906	NU Holdings Ltd. - Class A ADR (a)(b)	673,366

Health Care Technology - 1.2%
5,573	Doximity, Inc. - Class A (a)	170,924
738	Veeva Systems, Inc. - Class A (a)	122,287
		293,211
Human Resource & Employment Services - 3.1%
2,412	Paylocity Holding Corp. (a)	416,673
25,139	Sterling Check Corp. (a)	340,131
		756,804

The accompanying notes are an integral part of these financial statements.

AOT Growth and Innovation ETF
Schedule of Investments (Continued)
May 31, 2023

Shares		Value
Interactive Media & Services - 7.4%
14,633	Alphabet, Inc. - Class A (a)	$1,797,957

Internet Services & Infrastructure - 5.4%
3,713	DigitalOcean Holdings, Inc. (a)	145,364
4,039	Fastly, Inc. - Class A (a)	65,755
956	Okta, Inc. (a)	86,900
10,016	Shopify, Inc. - Class A ADR (a)(b)	572,815
1,018	Snowflake, Inc. - Class A (a)	168,336
3,995	Twilio, Inc. - Class A (a)	278,132
		1,317,302
Movies & Entertainment - 3.0%
817	Netflix, Inc. (a)	322,903
3,013	Roku, Inc. (a)	175,357
1,455	Spotify Technology S.A. ADR (a)(b)	216,650
		714,910
Pharmaceuticals - 0.5%
290	Eli Lilly & Co.	124,543

Real Estate Services - 0.4%
1,866	Zillow Group, Inc. - Class C (a)	85,108

Semiconductors - 23.7%
20,579	Advanced Micro Devices, Inc. (a)	2,432,644
1,801	Analog Devices, Inc.	320,020
3,854	NVIDIA Corp.	1,458,122
3,781	Qualcomm, Inc.	428,803
11,025	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (b)	1,086,955
		5,726,544
Specialized Finance - 0.8%
28,731	SoFi Technologies, Inc. (a)	199,393

Systems Software - 9.3%
6,097	Microsoft Corp.	2,002,194
164	ServiceNow, Inc. (a)	89,344
8,690	UiPath, Inc. - Class A (a)	155,464
		2,247,002
Transaction & Payment Processing Services - 12.3%
13,181	Affirm Holdings, Inc. (a)	195,870
4,259	Block, Inc. (a)	257,201
32,684	Dlocal Ltd. ADR (a)(b)	380,442
5,188	PayPal Holdings, Inc. (a)	321,604
41,350	Remitly Global, Inc. (a)	758,359
50,722	Toast, Inc. - Class A (a)	1,063,640
		2,977,116
	TOTAL COMMON STOCKS (Cost $20,441,920)	24,134,879

The accompanying notes are an integral part of these financial statements.

AOT Growth and Innovation ETF
Schedule of Investments (Continued)
May 31, 2023

Shares		Value
MONEY MARKET FUNDS - 0.2%
61,034	First American Government Obligations Fund - Class X, 4.97% (c)	$61,034
	TOTAL MONEY MARKET FUNDS (Cost $61,034)	61,034

	TOTAL INVESTMENTS (Cost $20,502,954) - 100.0%	24,195,913
	Liabilities in Excess of Other Assets - (0.0%) (d)	(6,010)
	TOTAL NET ASSETS - 100.0%	$24,189,903

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	Rate shown is the 7-day effective yield.

(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AOT GROWTH AND INNOVATION ETF

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2023

AOT Growth and Innovation ETF
Assets:
Investments in securities, at value	$24,195,913
Dividends and interest receivable	7,770
Securities lending income receivable (Note 5)	611
Total assets	24,204,294
Liabilities:
Accrued investment advisory fees	14,391
Total liabilities	14,391
Net Assets	$24,189,903

Net Assets Consist of:
Paid-in capital	20,908,337
Total distributable earnings (accumulated deficit)	3,281,566
Net Assets:	$24,189,903

Calculation of Net Asset Value Per Share:
Net Assets	$24,189,903
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	820,000
Net Asset Value per Share	$29.50

Cost of Investments in Securities	$20,502,954

The accompanying notes are an integral part of these financial statements.

AOT GROWTH AND INNOVATION ETF

STATEMENT OF OPERATIONS

For the Period Ended May 31, 2023

AOT Growth and Innovation ETF(1)
Investment Income:
Dividend income (Net of foreign tax of $2,183)	$44,154
Securities lending income (Note 5)	6,018
Interest income	1,974
Total investment income	52,146

Expenses:
Investment advisory fees (Note 4)	142,305
Net expenses	142,305

Net Investment Loss	(90,159)

Realized and Unrealized Gain on Investments:
Net realized gain on:
Investments	338,966
338,966
Net change in unrealized appreciation on:
Investments	3,692,959
3,692,959
Net realized and unrealized gain on investments:	4,031,925
Net Increase in Net Assets Resulting from Operations	$3,941,766

(1)	The Fund commenced operations on June 29, 2022.

The accompanying notes are an integral part of these financial statements.

AOT GROWTH AND INNOVATION ETF

STATEMENT OF CHANGES IN NET ASSETS

AOT Growth and Innovation ETF
For the Period Ended May 31, 2023(1)
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(90,159)
Net realized gain on investments	338,966
Net change in unrealized appreciation on investments	3,692,959
Net increase in net assets resulting from operations	3,941,766

Distributions to Shareholders:
Distributable earnings	-
Total distributions to shareholders	-

Capital Share Transactions:
Proceeds from shares sold	23,677,498
Payments for shares redeemed	(3,429,361)
Net increase in net assets derived from net change in capital share transactions	20,248,137
Net Increase in Net Assets	24,189,903

Net Assets:
Beginning of period	-
End of period	$24,189,903

Changes in Shares Outstanding:
Shares outstanding, beginning of period	-
Shares sold	950,000
Shares repurchased	(130,000)
Shares outstanding, end of period	820,000

(1)	The Fund commenced operations on June 29, 2022.

The accompanying notes are an integral part of these financial statements.

AOT GROWTH AND INNOVATION ETF

FINANCIAL HIGHLIGHTS

For the Period Ended May 31, 2023

	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain on Investments	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)	Net Investment Income(3)	Portfolio Turnover Rate(5)(7)
AOT Growth and Innovation ETF
June 29, 2022(6) to May 31, 2023	$25.00	(0.11)	4.61	4.50	-	-	$29.50	18.00%	$24,190	0.75%	(0.48)%	9%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6)	Commencement of operations.
(7)	Excludes the impact of in-kind transactions.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

AOT GROWTH AND INNOVATION ETF

NOTES TO THE FINANCIAL STATEMENTS
MAY 31, 2023

NOTE 1 – ORGANIZATION

AOT Growth and Innovation ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on June 29, 2022. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital appreciation.

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s investment strategy is to seek to grow capital by tactically investing in U.S. listed equity securities that have high growth potential based on a low marginal cost business model. In the view of AOT Invest, LLC (the “Sub-Adviser”), such cost structures yield greater profits, which can then be used to accelerate growth in existing markets and exploit growth in new markets.

Shares of the Fund are listed and traded on the Nasdaq Stock Market. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

AOT GROWTH AND INNOVATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2023

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of May 31, 2023, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AOT GROWTH AND INNOVATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2023

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of May 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
AOT Growth and Innovation ETF
Assets*
Common Stocks	$24,134,879	$-	-	$24,134,879
Money Market Funds	61,034	-	-	61,034
Total Investments in Securities	$24,195,913	$-	$-	$24,195,913

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended May 31, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.	Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended May 31, 2023, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended May 31, 2023, the Fund did not have liabilities for any unrecognized tax benefits. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended May 31, 2023, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

AOT GROWTH AND INNOVATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2023

D.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal period ended May 31, 2023 the following table shows the reclassifications made:

	Distributable Earnings	Paid in Capital
AOT Growth and Innovation ETF	$(660,200)	$660,200

NOTE 3 – RISKS

Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

AOT GROWTH AND INNOVATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2023

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

Growth Stock Investment Risk. Growth-oriented common stocks may involve larger price swings and greater potential for loss than other types of investments. Growth stocks tend to trade at a premium when analyzed using tradition valuation metrics such as price-to-earnings ratio and price-to-book ratio. Due to this premium valuation, growth stocks tend to be more susceptible to big price swings. In bull markets, they tend to rise at a much faster pace than the overall market, and they tend to decline at a more rapid rate in bear markets.

Technology Sector Risk. The Fund will have exposure to companies operating in the technology sector. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel.

Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Focused Investing Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, to the extent that the Fund may, from time to time, concentrate its investments in the securities of a particular issuer or issuers, industry, group of industries, sector, or asset class.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

AOT GROWTH AND INNOVATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2023

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

AOT Invest, LLC (the “Sub-Adviser”), serves as a non-discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

At a Board meeting held on June 17, 2022, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory and Sub-Advisory Agreements. Per the Advisory Agreement, the Fund pays an annual rate of 0.75% to the Adviser monthly based on average daily net assets. A description of the Board’s consideration is included in the semi-annual report dated November 30, 2022.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33⅓% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

AOT GROWTH AND INNOVATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2023

As of the end of the current fiscal period, the Fund did not have any securities on loan.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Fund’s Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the current fiscal period, was as follows:

AOT Growth and Innovation ETF	$6,018

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended May 31, 2023, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
AOT Growth and Innovation ETF	$3,623,045	$1,618,289

For the fiscal period ended May 31, 2023, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
AOT Growth and Innovation ETF	$21,399,648	$3,301,450

For the fiscal period ended May 31, 2023, short-term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
AOT Growth and Innovation ETF	$711,308	$-

There were no purchases or sales of U.S. Government securities during the fiscal period.

NOTE 7 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at May 31, 2023 were as follows:

AOT Growth and Innovation ETF
Tax cost of Investments	$20,503,958
Gross tax unrealized appreciation	5,319,382
Gross tax unrealized depreciation	(1,627,427)
Net tax unrealized appreciation (depreciation)	$3,691,955
Undistributed ordinary income	-
Undistributed long-term gain	-
Total distributable earnings	-
Other accumulated gain (loss)	(410,389)
Total accumulated gain (loss)	$3,281,566

Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

AOT GROWTH AND INNOVATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2023

For the fiscal period ended May 31, 2023, the Fund did not defer any post-October capital losses. At May 31, 2023, the Fund deferred, on a tax basis, qualified late year losses of:

	Post October Late Year Loss Deferral	Post October Capital Loss Deferral
AOT Growth and Innovation ETF	$39,051	$-

At May 31, 2023, the Fund had the following capital loss carryforwards:

	Unlimited Short-Term	Unlimited Long-Term
AOT Growth and Innovation ETF	$(371,338)	$-

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not pay any distributions to shareholders during the fiscal period ended May 31, 2023.

NOTE 9 – CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On June 9, 2023, the Board of Trustees (“Board”) of the EA Series Trust (the “Trust”), including a majority of the Independent Trustees, upon the recommendation and approval of the Audit Committee of the Board, appointed Tait Weller, LLP (“Tait”) to serve as the Fund’s independent registered public accounting firm for the Fund for the fiscal year ended May 31, 2023. Tait was approved as the auditor for all funds in the Trust. Tait replaces Spicer Jefferies, LLP (“Spicer”) in this role. Spicer did not resign and did not decline to stand for re-election.

Spicer was approved as auditor to the Fund at the June 17, 2022, Board meeting for the fiscal year ended May 31, 2023. This is the first annual report for the Fund. As such, no previous report contains an adverse opinion or disclaimer of opinion, nor was a report qualified or modified as to uncertainty, audit scope, or accounting principles.

During the period of June 17, 2022, through June 9, 2023, there were no disagreements (as defined in Item 304(a)(1)(iv) of Regulation S-K and related instructions) with Spicer on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Spicer, would have caused it to make a reference in connection with its opinion to the subject matter of the disagreement.

During the period of June 17, 2022, through June 9, 2023, neither the Fund, nor anyone on their behalf, consulted with Tait with respect to: (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might have been rendered on the Fund’s financial statements, and no written report or oral advice was provided that Tait concluded was an important factor considered by the Fund in reaching a decision as to any accounting, auditing or financial reporting issue; or (ii) any matter that was either the subject of a “disagreement” (as defined in Item 304(a)(1)(iv) of Regulation S-K and related instructions) or a “reportable event” (as defined in Item 304(a)(1)(v) of Regulation S-K).

Spicer has furnished the Trust with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter, dated June 29, 2023 is attached as an exhibit.

AOT GROWTH AND INNOVATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2023

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to May 31, 2023, that materially impacted the amounts or disclosures in the Fund’s financial statements, except as noted below.

Effective July 13, 2023, Wesley Gray, Ph.d., and John Vogel, Ph.d., resigned as Principal Executive Officer and Principal Financial Officer of the Trust, respectively. Patrick Cleary and Sean Hegarty, CPA., were named their replacements as Principal Executive Officer and Principal Financial Officer of the Trust. Dr. Gray continues to serve the Trust as a Trustee and Chairman of the Board of Trustees.

AOT GROWTH AND INNOVATION ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of

AOT Growth and Innovation ETF and

The Board of Trustees of

EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AOT Growth and Innovation ETF (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of May 31, 2023, the related statement of operations, the statement of changes in net assets and the financial highlights for the period June 29, 2022 (commencement of operations) to May 31, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, and the results of its operations, the changes in its net assets and the financial highlights for the period stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2023.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

July 28, 2023

AOT GROWTH AND INNOVATION ETF

EXPENSE EXAMPLE

MAY 31, 2023 (UNAUDITED)

As a shareholder of AOT Growth and Innovation ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period December 1, 2022 to May 31, 2023” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period December 1, 2022 to May 31, 2023
AOT Growth and Innovation ETF[1]
Actual	0.75%	$1,000.00	$1,220.00	$4.15
Hypothetical (5% annual return before expenses)	0.75%	1,000.00	1,021.19	3.78

1.	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365, to reflect the one-half year period.

AOT GROWTH AND INNOVATION ETF

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Trust’s Board of Trustees has designated the Chief Operating Officer of the Adviser as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the June 9, 2023, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2023. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Fund to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Fund’s ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

AOT GROWTH AND INNOVATION ETF

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended May 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

AOT Growth and Innovation ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended May 31, 2023 was as follows:

AOT Growth and Innovation ETF	0.00%

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for the Fund was 0.00% (unaudited).

AOT GROWTH AND INNOVATION ETF

MANAGEMENT OF THE FUND

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated and independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present).	36	None
Michael S. Pagano, Ph.D., CFA Born: 1962	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 – present); Co-Editor of the Financial Review (2023 – present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 – present).	36	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present).	36	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and President	Since 2014	Founder and Executive Managing Member, EA Advisers (2013 – present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010 – present).	36	None

*	Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

AOT GROWTH AND INNOVATION ETF

MANAGEMENT OF THE FUND (ContinuED)

Officers

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Patrick R. Cleary Born: 1982	President and Chief Executive Officer; Secretary	Since 2023; Since 2015	Chief Operating Officer (2014 – 2022) and Managing Member (2014 – present), Alpha Architect, LLC; Chief Executive Officer of EA Advisers (2021 – present).
Sean Hegarty Born: 1993	Treasurer and Chief Financial Officer; Assistant Treasurer	Since 2023; 2022 – 2023	Chief Operating Officer, EA Advisers (2022 – present); Assistant Vice President – Fund Administration, U.S. Bank Global Fund Services (2018 – 2022); Staff Accountant, Cohen & Company (2015 – 2018).
Jessica D. Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, Alpha Architect (2021 – Present), Chief Compliance Officer, Snow Capital (2015 – 2021).
Brian P. Massaro Born: 1997	Assistant Treasurer	Since 2023	Chief Data Officer, EA Advisers (2023 – present); Assistant Operating Officer, EA Advisers (2022 – 2023); Mutual Funds Administrator, U.S. Bank Global Fund Services (2019 – 2022).

AOT GROWTH AND INNOVATION ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at https://aotetf.com/.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://aotetf.com/.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of the Fund trades on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://aotetf.com/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser

Empowered Funds, LLC d/b/a EA Advisers
19 East Eagle Road

Havertown, Pennsylvania 19083

Sub-Adviser

AOT Invest, LLC

3541 East Kimberly Road

Davenport, Iowa 52807

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent

U.S. Bank National Association
Custody Operations

1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bank Global Fund Services, LLC
615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Legal Counsel

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

AOT Growth and Innovation ETF

Symbol – AOTG

CUSIP – 02072L730

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

AOT Growth and Innovation ETF

	FYE 5/31/2023	FYE 5/31/2022
Audit Fees	$7,250	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$1,750	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

AOT Growth and Innovation ETF

	FYE 5/31/2023	FYE 5/31/2022
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

AOT Growth and Innovation ETF

Non-Audit Related Fees	FYE 5/31/2023	FYE 5/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer

Date:	August 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer

Date:	August 4, 2023

By (Signature and Title)	/s/ Sean Hegarty
Sean Hegarty, Chief Financial Officer and Treasurer

Date:	August 4, 2023